Balance Sheet Details - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 255	$ 704
Other current assets	193	355
Total	$ 448	$ 1,059